Permanent Equity - Narrative (Details) - Social Finance, Inc. - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	May 28, 2021	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		452,815,616	452,815,616	452,815,616	395,815,616
Direct legal costs			$ 1,500	$ 600
Common stock, conversion price (in dollars per share)			$ 1.00	$ 1.00
Subsequent Event
Class of Stock [Line Items]
Number of shares issued to stockholder (in shares)	122,500,000
Proceeds from common stock issuances	$ 1,225,000
Potential upward adjustment of number of shares issued pursuant to business combination	735,100
Common Stock Issuance
Class of Stock [Line Items]
Proceeds from common stock issuances		$ 369,800
Direct legal costs				$ 56
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		447,815,616	447,815,616	447,815,616	390,815,616
Nonvoting Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		5,000,000	5,000,000	5,000,000	5,000,000
Common Stock | Common Stock Issuance
Class of Stock [Line Items]
Number of shares issued to stockholder (in shares)		20,067,302